Acquisitions and Other Investments - Haggen Acquisition - Additional Information (Detail) $ in Millions		3 Months Ended
	Jun. 02, 2016 USD ($) Stores	Feb. 27, 2016 USD ($) Stores	Dec. 02, 2017 USD ($)	Feb. 25, 2017 USD ($)	Feb. 28, 2015 USD ($) Stores
Business Acquisition [Line Items]
Goodwill | $		$ 1,131.1	$ 1,183.3	$ 1,167.8	$ 1,013.8
Haggen
Business Acquisition [Line Items]
Number of stores acquired	29	35
Number of stores sold as required by FTC	15
Total purchase consideration | $	$ 113.8	$ 32.6
Goodwill | $	$ 16.1
Number of stores sell					168
Number of stores sell					146